Cash equivalents and Marketable Securities - Schedule of Marketable Securities at Estimated Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Feb. 06, 2024
Schedule of Marketable Securities at Estimated Fair Value [Abstract]
Due in one year or less	$ 314,073
Due in 1-2 years	18,069
Total	$ 332,142